Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Summary Of Fair Value Of Financial Assets And Liabilities Measured At Recurring Basis And Valuation Techniques

	December 31, 2011

	Total	Level 1	Level 2	Level 3	Valuation Techniques
Assets:
Money market funds	$65,811	$65,811	$—	$—	(a)
U.S. treasury securities	6,921	3,499	3,422	—	(a)
U.S. agency securities	5,551	3,545	2,006	—	(a)
Corporate notes/bonds	47,528	—	47,528	—	(a)
Certificates/term deposits	2,922	—	2,922	—	(a)
Derivative assets (1)	2,863	—	2,863	—	(a)

Total	$131,596	$72,855	$58,741	$—

Liabilities:
Derivative liabilities (1)	$300	$—	$300	$—	(a)
Contingent consideration	3,782	—	—	3,782	(b)

Total	$4,082	$—	$300	$3,782

	December 31, 2010

	Total	Level 1	Level 2	Level 3	Valuation Techniques
Assets:
Money market funds	$268,118	$268,118	$—	$—	(a)
U.S. treasury securities	24,511	24,511	—	—	(a)
U.S. agency securities	35,387	35,387	—	—	(a)
Corporate notes/bonds	51,181	—	51,181	—	(a)
Certificates/term deposits	10,777	—	10,777	—	(a)
Commercial paper	14,984	—	14,984	—	(a)
Derivative assets (1)	1,123	—	1,123	—	(a)

Total	$406,081	$328,016	$78,065	$—

Liabilities:
Derivative liabilities (1)	$1,380	$—	$1,380	$—	(a)
Contingent consideration	8,515	—	—	8,515	(b)

Total	$9,895	$—	$1,380	$8,515

(1)	Please refer to Note 15 – Derivative Instruments for details.

Summary Of Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Level 3)

	Year Ended December 31
	2011	2010
Total, beginning of the period	$8,515	$4,000
Contingent consideration(1)	5,821	2,015
Change in fair value of contingent consideration (2)	(7,819)	2,500
Payment of contingent consideration	(2,735)	—

Total, end of the period	$3,782	$8,515

(1)	We enter into earn-out agreements with the shareholders of certain companies we acquire. The earn-out contingent payments are typically based on the acquired company's products' total revenue or sales growth over a specified period after the acquisition date. This also includes contingent consideration relating to our purchase of intellectual property. During the second quarter of 2011, we separately purchased intellectual property and entered into an agreement whereby the former owner has the opportunity to earn an additional amount contingent upon achievement of certain technology milestones.

(2)	The estimated fair value decreased due to actual earn-out achievement for 2011 that was lower than expected and the resulting expected unattainable minimum thresholds required for earning a payout for the third and final earn-out period.

Summary Of Book Value And Fair Value Of Current And Long-Term Portion Of Loans Payable

	Book Value	Fair Value (1)
Current portion of loans payable	$91,597	$91,597
Long-term portion of loans payable	32,133	32,133

	$123,730	$123,730

(1)	Estimated fair value of long-term debt is based on quoted prices for similar liabilities for which significant inputs are observable.